Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt	$ 368,472		$ 348,970
Other, interest at various rates, collateralized by equipment and other assets
Debt Instrument [Line Items]
Long-term debt	722		583
Revolving credit facility due November 2020
Debt Instrument [Line Items]
Long-term debt	0		118,000
Term loan facility due November 2017
Debt Instrument [Line Items]
Long-term debt	0		232,750
Unamortized deferred financing costs	0		(2,363)
8.125% senior notes due May 2025 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	375,000		0
Unamortized deferred financing costs	$ (7,250)		$ 0
Interest rate, stated percentage	8.125%	8.125%